Schedule of Investments(a)
Invesco Investment Grade Defensive ETF (IIGD)
November 30, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.16%
Aerospace & Defense-2.42%
General Dynamics Corp., 3.75%, 05/15/2028	$180,000	$180,475
HEICO Corp., 5.25%, 08/01/2028	190,000	195,882
Northrop Grumman Corp., 3.25%, 01/15/2028	200,000	197,147
RTX Corp., 4.13%, 11/16/2028	180,000	180,625
		754,129
Air Freight & Logistics-0.58%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028	179,000	179,587
Automobile Components-0.64%
ERAC USA Finance LLC, 4.60%, 05/01/2028(b)	195,000	197,960
Automobiles-0.62%
PACCAR Financial Corp., 4.55%, 03/03/2028	190,000	193,240
Banks-9.31%
Bank of America Corp., Series L, 4.18%, 11/25/2027	180,000	180,257
Capital One N.A., 4.65%, 09/13/2028	190,000	193,039
Citibank N.A., 5.80%, 09/29/2028	185,000	194,224
Fifth Third Bancorp, 3.95%, 03/14/2028	196,000	195,692
Huntington National Bank (The), 5.65%, 01/10/2030	190,000	199,470
JPMorgan Chase & Co., 3.63%, 12/01/2027	190,000	188,843
KeyCorp, 4.10%, 04/30/2028	190,000	190,162
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	195,000	197,781
National Securities Clearing Corp., 4.90%, 06/26/2029(b)	190,000	196,018
PNC Bank N.A., 4.05%, 07/26/2028	200,000	200,241
PNC Financial Services Group, Inc. (The), 2.55%, 01/22/2030(c)	210,000	198,071
Regions Financial Corp., 1.80%, 08/12/2028	200,000	188,597
Truist Bank, 2.25%, 03/11/2030	210,000	192,972
U.S. Bancorp, 1.38%, 07/22/2030(c)	225,000	199,369
Wells Fargo & Co., 4.15%, 01/24/2029	180,000	180,520
		2,895,256
Beverages-1.77%
Coca-Cola Co. (The), 2.25%, 01/05/2032(c)	190,000	172,332
Keurig Dr Pepper, Inc., 4.60%, 05/25/2028	195,000	196,492
PepsiCo, Inc., 2.75%, 03/19/2030	190,000	180,813
		549,637
Biotechnology-0.62%
AbbVie, Inc., 3.20%, 11/21/2029	200,000	194,050
Capital Markets-7.30%
Apollo Management Holdings L.P., 4.87%, 02/15/2029(b)	190,000	193,131
Bank of New York Mellon Corp. (The), 3.85%, 04/28/2028	190,000	190,779
BlackRock, Inc., 1.90%, 01/28/2031(c)	205,000	184,823
Charles Schwab Corp. (The), 2.00%, 03/20/2028	208,000	199,793
CME Group, Inc., 4.40%, 03/15/2030	195,000	197,769
FMR LLC, 7.57%, 06/15/2029(b)	170,000	189,630
Franklin Resources, Inc., 1.60%, 10/30/2030	220,000	194,398
Goldman Sachs Group, Inc. (The), 3.80%, 03/15/2030	180,000	177,707
	Principal Amount	Value
Capital Markets-(continued)
KKR Group Finance Co. VI LLC, 3.75%, 07/01/2029(b)	$170,000	$166,830
Morgan Stanley, 3.59%, 07/22/2028	200,000	198,192
Northern Trust Corp., 1.95%, 05/01/2030	195,000	178,973
State Street Corp., 4.54%, 02/28/2028	195,000	197,975
		2,270,000
Chemicals-2.47%
DuPont de Nemours, Inc., 4.73%, 11/15/2028(b)	190,000	192,537
Linde, Inc., 1.10%, 08/10/2030	205,000	180,203
Momentive Performance Materials, Inc. (South Korea), 4.13%, 10/22/2028(b)	200,000	199,458
PPG Industries, Inc., 3.75%, 03/15/2028	195,000	194,586
		766,784
Commercial Services & Supplies-0.61%
Republic Services, Inc., 3.95%, 05/15/2028	190,000	190,476
Communications Equipment-0.55%
Cisco Systems, Inc., 4.85%, 02/26/2029	165,000	169,618
Consumer Finance-1.16%
American Express Co., 4.05%, 05/03/2029	190,000	191,315
Capital One Financial Corp., 3.80%, 01/31/2028	170,000	169,121
		360,436
Consumer Staples Distribution & Retail-1.91%
Costco Wholesale Corp., 1.60%, 04/20/2030	220,000	199,916
Target Corp., 3.38%, 04/15/2029	200,000	196,601
Walmart, Inc., 1.80%, 09/22/2031(c)	220,000	196,522
		593,039
Distributors-0.65%
Ferguson Finance PLC, 4.50%, 10/24/2028(b)	200,000	201,954
Electric Utilities-6.22%
Alabama Power Co., 3.05%, 03/15/2032	215,000	200,075
Constellation Energy Generation LLC, 5.60%, 03/01/2028	190,000	196,434
Duke Energy Florida LLC, 2.50%, 12/01/2029	210,000	198,548
Entergy Texas, Inc., 1.75%, 03/15/2031	220,000	194,226
Florida Power & Light Co., 2.45%, 02/03/2032	220,000	199,401
MidAmerican Energy Co., 3.65%, 04/15/2029	192,000	190,088
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/2028(b)	195,000	195,097
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/2028	204,000	201,931
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	160,000	165,021
Virginia Power Fuel Securitization LLC, Series A-2, 4.88%, 05/01/2031	190,000	195,203
		1,936,024
Electrical Equipment-1.25%
Emerson Electric Co., 2.00%, 12/21/2028	208,000	197,050
Molex Electronic Technologies LLC, 4.75%, 04/30/2028(b)	190,000	192,297
		389,347
Energy Equipment & Services-1.89%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	200,000	197,711
See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Energy Equipment & Services-(continued)
Halliburton Co., 2.92%, 03/01/2030	$200,000	$189,861
Schlumberger Holdings Corp., 3.90%, 05/17/2028(b)	200,000	199,799
		587,371
Entertainment-1.21%
Netflix, Inc., 5.88%, 11/15/2028	170,000	179,341
Walt Disney Co. (The), 2.65%, 01/13/2031	211,000	197,782
		377,123
Financial Services-3.76%
Atlas Warehouse Lending Co. L.P., 4.63%, 11/15/2028(b)	200,000	200,632
Equitable Holdings, Inc., 4.35%, 04/20/2028	190,000	190,785
Mastercard, Inc., 3.35%, 03/26/2030	195,000	190,896
Nuveen LLC, 4.00%, 11/01/2028(b)	199,000	199,386
PayPal Holdings, Inc., 2.85%, 10/01/2029	210,000	201,176
Visa, Inc., 2.05%, 04/15/2030(c)	200,000	185,529
		1,168,404
Food Products-1.25%
Archer-Daniels-Midland Co., 3.25%, 03/27/2030	200,000	193,455
Hormel Foods Corp., 1.80%, 06/11/2030	215,000	194,795
		388,250
Gas Utilities-1.80%
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028	160,000	164,164
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029	200,000	196,488
Southern California Gas Co., Series XX, 2.55%, 02/01/2030	210,000	197,941
		558,593
Ground Transportation-1.89%
CSX Corp., 4.25%, 03/15/2029	200,000	202,080
Norfolk Southern Corp., 3.80%, 08/01/2028	190,000	189,479
Ryder System, Inc., 5.25%, 06/01/2028	190,000	195,261
		586,820
Health Care Equipment & Supplies-1.88%
Abbott Laboratories, 1.15%, 01/30/2028	210,000	199,014
DH Europe Finance II S.a.r.l., 2.60%, 11/15/2029	205,000	194,730
Medtronic Global Holdings S.C.A., 4.25%, 03/30/2028	189,000	190,317
		584,061
Health Care Providers & Services-3.53%
Ascension Health, Series B, 2.53%, 11/15/2029	189,000	179,117
Cigna Group (The), 4.38%, 10/15/2028	170,000	171,721
CommonSpirit Health, 3.35%, 10/01/2029	205,000	198,841
Elevance Health, Inc., 3.65%, 12/01/2027	175,000	173,813
Health Care Service Corp., a Mutual Legacy Reserve Co., 5.20%, 06/15/2029(b)	190,000	195,695
Providence St. Joseph Health Obligated Group, Series 19-A, 2.53%, 10/01/2029	191,000	180,223
		1,099,410
Hotels, Restaurants & Leisure-0.63%
McDonald’s Corp., 3.80%, 04/01/2028	195,000	194,624
	Principal Amount	Value
Household Durables-0.62%
Mohawk Industries, Inc., 5.85%, 09/18/2028	$185,000	$193,126
Household Products-1.29%
Kimberly-Clark Corp., 3.10%, 03/26/2030	215,000	207,167
Procter & Gamble Co. (The), 3.00%, 03/25/2030	200,000	193,199
		400,366
Industrial Conglomerates-0.64%
3M Co., 2.38%, 08/26/2029	210,000	198,063
Insurance-12.66%
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032(b)	170,000	190,087
Athene Global Funding, 5.58%, 01/09/2029(b)	185,000	190,338
Athene Holding Ltd., 4.13%, 01/12/2028	170,000	169,587
Berkshire Hathaway Finance Corp., 2.88%, 03/15/2032	193,000	181,349
Corebridge Global Funding, 4.85%, 06/06/2030(b)	190,000	193,332
Equitable America Global Funding, 4.95%, 06/09/2030(b)	170,000	173,659
Equitable Financial Life Global Funding, 1.80%, 03/08/2028(b)	180,000	171,123
GA Global Funding Trust, 5.50%, 01/08/2029(b)	180,000	185,670
Guardian Life Global Funding, 4.80%, 04/28/2030(b)	190,000	194,939
Hartford Insurance Group, Inc. (The), 2.80%, 08/19/2029	200,000	191,014
MassMutual Global Funding II, 4.55%, 05/07/2030(b)	190,000	192,242
Met Tower Global Funding, 4.80%, 01/14/2028(b)	200,000	203,499
Metropolitan Life Global Funding I, 2.95%, 04/09/2030(b)	210,000	200,174
New York Life Global Funding, 5.00%, 01/09/2034(b)	180,000	184,306
New York Life Insurance Co., 5.88%, 05/15/2033(b)	187,000	199,932
Northwestern Mutual Global Funding
4.49%, 03/21/2028(b)	180,000	182,502
4.90%, 06/12/2028(b)	185,000	189,595
Pacific Life Global Funding II, 1.45%, 01/20/2028(b)	215,000	204,031
Pricoa Global Funding I, 4.70%, 05/28/2030(b)	190,000	193,795
Principal Life Global Funding II, 5.10%, 01/25/2029(b)	163,000	167,365
RGA Global Funding, 4.35%, 08/25/2028(b)	180,000	180,765
		3,939,304
Interactive Media & Services-0.62%
Alphabet, Inc., 4.70%, 11/15/2035	190,000	193,142
IT Services-0.63%
International Business Machines Corp., 3.50%, 05/15/2029	200,000	196,633
Machinery-2.99%
Caterpillar Financial Services Corp., 3.95%, 11/14/2028	180,000	180,514
CNH Industrial Capital LLC, 4.55%, 04/10/2028	190,000	191,655
John Deere Capital Corp., 4.95%, 07/14/2028	190,000	195,273
See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Machinery-(continued)
Parker-Hannifin Corp., 3.25%, 06/14/2029	$200,000	$195,253
Trane Technologies Financing Ltd., 3.80%, 03/21/2029	170,000	168,837
		931,532
Media-0.61%
Comcast Corp., 4.15%, 10/15/2028	190,000	191,038
Multi-Utilities-1.19%
Consumers Energy Co., 4.70%, 01/15/2030	190,000	194,879
DTE Electric Co., 2.25%, 03/01/2030(c)	190,000	176,698
		371,577
Oil, Gas & Consumable Fuels-4.30%
Chevron Corp., 2.24%, 05/11/2030	209,000	194,311
Chevron USA, Inc., 4.50%, 10/15/2032	200,000	202,895
ConocoPhillips Co.
6.95%, 04/15/2029	175,000	191,314
4.70%, 01/15/2030	190,000	194,229
Exxon Mobil Corp., 3.48%, 03/19/2030	200,000	196,351
Hess Corp., 7.30%, 08/15/2031	160,000	185,249
Pioneer Natural Resources Co., 1.90%, 08/15/2030	190,000	172,006
		1,336,355
Paper & Forest Products-0.64%
Georgia-Pacific LLC, 2.30%, 04/30/2030(b)	215,000	199,545
Passenger Airlines-0.61%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/2028(b)	190,000	191,198
Personal Care Products-0.62%
Estee Lauder Cos., Inc. (The), 4.38%, 05/15/2028	190,000	192,070
Pharmaceuticals-1.91%
Johnson & Johnson, 1.30%, 09/01/2030(c)	225,000	200,938
Merck & Co., Inc., 2.15%, 12/10/2031	220,000	196,274
Pfizer, Inc., 3.45%, 03/15/2029	200,000	197,853
		595,065
Professional Services-0.60%
Automatic Data Processing, Inc., 1.70%, 05/15/2028	195,000	185,857
Residential REITs-1.19%
AvalonBay Communities, Inc., 2.30%, 03/01/2030	190,000	176,441
ERP Operating L.P., 3.00%, 07/01/2029	200,000	193,019
		369,460
Retail REITs-0.64%
Simon Property Group L.P., 2.45%, 09/13/2029	212,000	200,531
Semiconductors & Semiconductor Equipment-4.88%
Advanced Micro Devices, Inc., 4.32%, 03/24/2028	200,000	202,213
Applied Materials, Inc., 1.75%, 06/01/2030	200,000	181,278
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/2028	190,000	188,423
Lam Research Corp., 4.00%, 03/15/2029	200,000	200,361
Microchip Technology, Inc., 4.90%, 03/15/2028	160,000	162,346
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
NVIDIA Corp., 2.85%, 04/01/2030	$200,000	$191,784
Texas Instruments, Inc., 4.90%, 03/14/2033	185,000	191,663
Xilinx, Inc., 2.38%, 06/01/2030	215,000	200,154
		1,518,222
Software-3.06%
Adobe, Inc., 2.30%, 02/01/2030	210,000	197,009
Cadence Design Systems, Inc., 4.30%, 09/10/2029	190,000	191,025
Microsoft Corp., 3.50%, 02/12/2035(c)	190,000	181,227
Salesforce, Inc., 3.70%, 04/11/2028	190,000	189,957
ServiceNow, Inc., 1.40%, 09/01/2030	220,000	194,149
		953,367
Specialized REITs-1.26%
Extra Space Storage L.P., 5.70%, 04/01/2028	190,000	196,534
Prologis L.P., 2.25%, 04/15/2030	210,000	194,891
		391,425
Specialty Retail-0.62%
Home Depot, Inc. (The), 2.95%, 06/15/2029	200,000	193,792
Technology Hardware, Storage & Peripherals-0.63%
Apple, Inc., 1.65%, 02/08/2031	220,000	196,821
Textiles, Apparel & Luxury Goods-0.55%
NIKE, Inc., 2.85%, 03/27/2030	180,000	172,093
Wireless Telecommunication Services-0.48%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028(b)	147,500	148,955
Total U.S. Dollar Denominated Bonds & Notes (Cost $30,517,357)		30,845,730
	Shares
Money Market Funds-0.16%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e) (Cost $49,755)	49,755	49,755
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.32% (Cost $30,567,112)		30,895,485
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.48%
Invesco Private Government Fund, 4.00%(d)(e)(f)	477,480	477,480
Invesco Private Prime Fund, 4.12%(d)(e)(f)	1,226,491	1,226,859
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,704,398)		1,704,339
TOTAL INVESTMENTS IN SECURITIES-104.80% (Cost $32,271,510)		32,599,824
OTHER ASSETS LESS LIABILITIES-(4.80)%		(1,493,248)
NET ASSETS-100.00%		$31,106,576
See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
November 30, 2025
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $6,822,497, which represented 21.93% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$28,996	$749,669	$(728,910)	$-	$-	$49,755	$943
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	109,121	2,159,204	(1,790,845)	-	-	477,480	5,820 *
Invesco Private Prime Fund	283,804	4,438,873	(3,495,788)	(87)	57	1,226,859	15,873 *
Total	$421,921	$7,347,746	$(6,015,543)	$(87)	$57	$1,754,094	$22,636

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$30,845,730	$-	$30,845,730
Money Market Funds	49,755	1,704,339	-	1,754,094
Total Investments	$49,755	$32,550,069	$-	$32,599,824